PROPERTY, PLANT AND EQUIPMENT (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Gross Value	$ 1,747,017	$ 1,176,347	$ 1,033,703
Interest	(100,311)	(63,313)	(75,631)
Present Value	1,646,706	1,113,034	958,072
Not Later Than One Year [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Gross Value	442,030	303,863	285,168
Interest	(43,871)	(32,447)	(32,365)
Present Value	398,159	271,416	252,803
Between One And Five Years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Gross Value	1,188,032	835,696	704,822
Interest	(50,610)	(30,050)	(43,146)
Present Value	1,137,422	805,646	661,676
Over five years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Gross Value	116,955	36,788	43,713
Interest	(5,830)	(816)	(120)
Present Value	$ 111,125	$ 35,972	$ 43,593